Income Taxes - Components of the Company's Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0	$ 145
Deferred:
Federal					(24,609)	(18,842)
Change in valuation allowance					24,609	18,842
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 145